Exhibit 99
Ford Credit Auto Owner Trust 2011-A
Monthly Investor Report

Collection Period	December 2012
Payment Date	1/15/2013
Transaction Month	24
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus supplement, available on the SEC website (http://www.sec.gov) under the registration number 333-167489 and at http://www.fordcredit.com/institutionalinvestments/index.jhtml.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables	Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,219,072,241.43	55,496	56.5 months

	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$255,000,000.00	0.28900%	February 15, 2012
Class A-2 Notes	$276,800,000.00	0.620%	July 15, 2013
Class A-3 Notes	$335,300,000.00	0.970%	January 15, 2015
Class A-4 Notes	$191,990,000.00	1.650%	May 15, 2016
Class B Notes	$33,440,000.00	2.380%	July 15, 2016
Class C Notes	$22,290,000.00	2.620%	October 15, 2016
Class D Notes	$22,290,000.00	3.210%	July 15, 2017
Total	$1,137,110,000.00
II. AVAILABLE FUNDS

Interest:
Interest Collections	$1,655,855.18

Principal:
Principal Collections	$13,776,340.29
Prepayments in Full	$7,615,581.81
Liquidation Proceeds	$334,518.16
Recoveries	$18,202.23
Sub Total	$21,744,642.49
Collections	$23,400,497.67

Purchase Amounts:
Purchase Amounts Related to Principal	$505,300.36
Purchase Amounts Related to Interest	$2,594.21
Sub Total	$507,894.57

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$23,908,392.24

Ford Credit Auto Owner Trust 2011-A
Monthly Investor Report

Collection Period	December 2012
Payment Date	1/15/2013
Transaction Month	24
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Indenture/Owner Trustee/Expenses	$0.00	$0.00	$0.00	$0.00	$23,908,392.24
Servicing Fee	$405,452.13	$405,452.13	$0.00	$0.00	$23,502,940.11
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$23,502,940.11
Interest - Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$23,502,940.11
Interest - Class A-3 Notes	$142,687.16	$142,687.16	$0.00	$0.00	$23,360,252.95
Interest - Class A-4 Notes	$263,986.25	$263,986.25	$0.00	$0.00	$23,096,266.70
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$23,096,266.70
Interest - Class B Notes	$66,322.67	$66,322.67	$0.00	$0.00	$23,029,944.03
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$23,029,944.03
Interest - Class C Notes	$48,666.50	$48,666.50	$0.00	$0.00	$22,981,277.53
Third Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$22,981,277.53
Interest - Class D Notes	$59,625.75	$59,625.75	$0.00	$0.00	$22,921,651.78
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$22,921,651.78
Regular Principal Payment	$20,563,407.83	$20,563,407.83	$0.00	$0.00	$2,358,243.95
Additional Trustee Fees and Expenses	$0.00	$0.00	$0.00	$0.00	$2,358,243.95
Residuel Released to Depositor	$0.00	$2,358,243.95	$0.00	$0.00	$0.00
Total		$23,908,392.24

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Third Priority Principal Payment					$0.00
Regular Principal Payment					$20,563,407.83
Total					$20,563,407.83
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-3 Notes	$20,563,407.83	$61.33	$142,687.16	$0.43	$20,706,094.99	$61.76
Class A-4 Notes	$0.00	$0.00	$263,986.25	$1.38	$263,986.25	$1.38
Class B Notes	$0.00	$0.00	$66,322.67	$1.98	$66,322.67	$1.98
Class C Notes	$0.00	$0.00	$48,666.50	$2.18	$48,666.50	$2.18
Class D Notes	$0.00	$0.00	$59,625.75	$2.68	$59,625.75	$2.68
Total	$20,563,407.83	$18.08	$581,288.33	$0.51	$21,144,696.16	$18.60

Ford Credit Auto Owner Trust 2011-A
Monthly Investor Report

Collection Period	December 2012
Payment Date	1/15/2013
Transaction Month	24

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-3 Notes	$176,520,192.89	0.5264545	$155,956,785.06	0.4651261
Class A-4 Notes	$191,990,000.00	1.0000000	$191,990,000.00	1.0000000
Class B Notes	$33,440,000.00	1.0000000	$33,440,000.00	1.0000000
Class C Notes	$22,290,000.00	1.0000000	$22,290,000.00	1.0000000
Class D Notes	$22,290,000.00	1.0000000	$22,290,000.00	1.0000000
Total	$446,530,192.89	0.3926887	$425,966,785.06	0.3746047

Pool Information
Weighted Average APR	4.488%	4.496%
Weighted Average Remaining Term	37.59	36.82
Number of Receivables Outstanding	31,561	30,831
Pool Balance	$486,542,559.97	$463,917,563.68
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$446,530,192.89	$425,966,785.06
Pool Factor	0.3991089	0.3805497

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$12,190,722.41
Targeted Credit Enhancement Amount	$12,190,722.41
Yield Supplement Overcollateralization Amount	$37,950,778.62
Targeted Overcollateralization Amount	$37,950,778.62
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$37,950,778.62

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$12,190,722.41
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$12,190,722.41
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$12,190,722.41

Ford Credit Auto Owner Trust 2011-A
Monthly Investor Report

Collection Period	December 2012
Payment Date	1/15/2013
Transaction Month	24

VIII. NET LOSSES AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Realized Losses		82	$393,255.67
(Recoveries)		84	$18,202.23
Net Losses for Current Collection Period			$375,053.44
Cumulative Net Losses Last Collection Period			$5,586,011.57
Cumulative Net Losses for all Collection Periods			$5,961,065.01

Ratio of Net Losses for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.93%

Delinquent Receivables:
	% of EOP Pool Balance	# of Receivables	Amount
31-60 Days Delinquent	2.66%	711	$12,353,953.20
61-90 Days Delinquent	0.39%	95	$1,806,056.02
91-120 Days Delinquent	0.07%	18	$330,340.48
Over 120 Days Delinquent	0.16%	38	$728,167.65
Total Delinquent Receivables	3.28%	862	$15,218,517.35

Repossession Inventory:
Repossessed in the Current Collection Period		25	$524,023.95
Total Repossessed Inventory		38	$747,964.52

Ratio of Net Losses to the Average Pool Balance for the Collection Period:
Second Preceding Collection Period			0.5358%
Preceding Collection Period			0.5326%
Current Collection Period			0.9470%
Three Month Average			0.6718%

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Preceding Collection Period			0.3465%
Preceding Collection Period			0.3770%
Current Collection Period			0.4898%
Three Month Average			0.4044%

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: January 13, 2012

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Daniel J. Gardetto
Assistant Treasurer